Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Allowance for credit loss	$ 9,298	$ 1,265
Net operating loss carry forwards	304,493	214,543
Depreciation and amortization		1,395
Less: valuation allowances	(304,493)	(214,543)	$ (186,759)	$ (52,750)	$ (99,855)	$ (73,777)
Total deferred tax assets	9,298	2,660
Depreciation and amortization	(868)
Total deferred tax liabilities	(868)
Deferred tax assets, net	$ 8,430	$ 2,660